Provisions for judicial and administrative proceedings, commitments and other provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
lawsuits and administrative proceedingd related to tax and social security	R$ 2,436,157	R$ 4,075,496
Provisional contribution on financial transaction on customer operations	1,016,253	945,715
Social security contribution	133,593	53,936
Tax on services	319,020	283,528	R$ 263,183
Main lawsuite losses	33,065,986,000
Profit sharing on INSS	8,328,563
Tax on services ISS	4,716,156
Non approved compensation	5,319,526
Amortization of banco goodwill	1,547,782
Losess on credit operations	1,669,620
Use of CSLL tax loss and nagative basis	1,156,559
Amortization of banco goodwill banco sudameris	699,460,000
Capital gain IRPJ and CSLL		521,724,000
IRRF - Remittance Abroad				R$ 691,975
Civil lawsuits with possible risk of loss	R$ 2,488,221
Civil lawsuits, in the amounts		R$ 496	R$ 496